Schedule H, Line 4i - Schedule of Assets (Held At End Of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held At End Of Year)

OLD DOMINION 401(k) RETIREMENT PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN: 56-0751714

PLAN NUMBER 002

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost **	(e) Current Value
	Fully Benefit-Responsive Investment Contract:
*	Empower	E I Fixed Account - Series Class V, contract value		$125,030,278

	Mutual Funds:
	JP Morgan	Smart Retirement Income Fund R5		24,142,309
	JP Morgan	Smart Retirement 2025 Fund R5		51,725,386
	JP Morgan	Smart Retirement 2030 Fund R5		90,918,998
	JP Morgan	Smart Retirement 2035 Fund R5		112,721,076
	JP Morgan	Smart Retirement 2040 Fund R5		92,836,658
	JP Morgan	Smart Retirement 2045 Fund R5		91,227,215
	JP Morgan	Smart Retirement 2050 Fund R5		88,622,240
	JP Morgan	Smart Retirement 2055 Fund R5		85,658,961
	JP Morgan	Smart Retirement 2060 Fund R5		44,437,381
	JP Morgan	Smart Retirement 2065 Fund R5		16,860,312
	American	Washington Mutual Fund - R6		51,560,065
	JP Morgan	US Large Cap Core Plus Fund - Select		62,464,213
	Vanguard	Mid-Cap Index Fund Institutional Plus Shares		133,257,669
	Russell	US Small Cap Equity - Select		26,823,375
	Vanguard	Small Cap Index Fund Institutional		20,133,530

	Collective Trust Funds:
	Vanguard	Institutional 500 Index Trust Unit Class C		308,705,132
	Vanguard	Institutional Total International Stock Market Index Trust Unit Class C		216,112,253
	Kayne Anderson Rudnick	Mid Cap Core CIT Class 3		3,585

	Pooled Separate Accounts:
	Capital Group	EuroPacific Growth SA		38,328,268
	Jennison	Large Cap Growth / Jennison Fund		100,836,963
	MetWest	Core Plus Bond Fund (IS Platform)		193,297,325

*	Old Dominion Freight Line, Inc.	Common Stock		453,993,043
	Schwab	Self-directed brokerage accounts		16,610,569
*	Participant Loans ***	5.25% - 11.5%, maturing through December 2035		96,179,941
				$2,542,486,745

* Indicates party-in-interest, as defined by ERISA.

** Cost information omitted for these participant-directed investments.

*** The accompanying financial statements classify participant loans as notes receivable from participants.